CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
IAMGOLD’s objectives when managing capital are to:

•	Ensure the Company has sufficient financial capacity to support its operations, current mine development plans, and long-term growth strategy;
•Ensure the Company complies with its long-term debt covenants; and
•Protect the Company’s value with respect to market and risk fluctuations.

	Notes	December 31, 2018	December 31, 2017
Cash and cash equivalents	7	$615.1	$664.1
Short-term investments	8	119.0	127.2
		$734.1	$791.3
Capital items:
Credit facility available for use	20(b)	$499.6	$248.7
Long-term debt[1]	20(a)	400.0	400.0
Common shares		2,680.1	2,677.8
		$3,579.7	$3,326.5

1	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.0 million as at December 31, 2018 (December 31, 2017 – $5.8 million).
The Company is in a capital intensive industry that experiences lengthy development lead times as well as risks associated with capital costs and timing of project completion. Factors affecting these risks, which are beyond the Company’s control, include the availability of resources, the issuance of necessary permits, costs of various inputs and the volatility of the gold price.
The adequacy of the Company’s capital structure is assessed on an ongoing basis and adjusted as necessary after taking into consideration the Company’s strategy, the forward gold price, the mining industry, economic conditions and associated risks. In order to maintain or adjust its capital structure, the Company may adjust its capital spending, adjust the amount of dividend distributions, issue new shares, purchase shares for cancellation pursuant to normal course issuer bids, extend its credit facility, issue new debt, repay existing debt, purchase or sell gold bullion or enter into forward gold sale arrangements.
The Senior Notes indenture contains a restriction on the use of proceeds from the sale of certain assets. Refer to note 20(a).